Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Advances of Long Term Debt

The five advances are shown in the following table.

Description	Balance	Originated	Current Interest Rate	Maturity Date
Adjustable Rate Hybrid	$10,000,000	4/12/2013	3.04910%	4/13/2020
Fixed Rate Credit	5,000,000	10/20/2015	0.52000%	10/20/2016
Fixed Rate Credit	5,000,000	12/21/2015	0.99000%	6/15/2017
Fixed Rate Credit	5,000,000	12/22/2015	1.08000%	9/15/2017

	$25,000,000

The seven advances are shown in the following table.

			Current	Maturity
Description	Balance	Originated	Interest Rate	Date
Adjustable Rate Hybrid	$10,000,000	4/12/2013	2.70060%	4/13/2020
Fixed Rate Credit	5,000,000	10/20/2014	0.47000%	4/20/2016
Fixed Rate Credit	5,000,000	5/20/2015	0.37000%	2/22/2016
Adjustable Rate Credit	5,000,000	6/18/2015	0.55250%	9/19/2016
Fixed Rate Credit	5,000,000	10/20/2015	0.52000%	10/20/2016
Fixed Rate Credit	5,000,000	12/21/2015	0.99000%	6/15/2017
Fixed Rate Credit	5,000,000	12/22/2015	1.08000%	9/15/2017

	$40,000,000

Subordinated Debt

(Dollars in thousands)	Balance as of September 30, 2016
6.5% Subordinated Debt	$7,000
Less: Issuance costs	(144)

$6,856

(Dollars in thousands)	Balance as of
December 31, 2015
6.5% Subordinated Debt	$7,000
Less: Issuance costs	(156)

$6,844